PIMCO Variable Insurance Trust

Supplement Dated April 11, 2014 to the

Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectus,

each dated April 30, 2013, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Emerging Markets Bond Portfolio and the

PIMCO Global Advantage® Strategy Bond Portfolio

(the “Portfolios”)

Effective immediately, the PIMCO Emerging Markets Bond Portfolio’s portfolio will be managed by Michael Gomez. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Emerging Markets Bond Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is managed by Michael Gomez. Mr. Gomez is a Managing Director of PIMCO and he has managed the Portfolio since April 2014.

In addition, effective immediately, the PIMCO Global Advantage® Strategy Bond Portfolio’s portfolio will be jointly managed by Andrew Balls and Lupin Rahman. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Global Advantage® Strategy Bond Portfolio’s Portfolio Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Andrew Balls and Lupin Rahman. Mr. Balls is a Deputy CIO and Managing Director of PIMCO. Ms. Rahman is an Executive Vice President of PIMCO. Mr. Balls has managed the Portfolio since October 2011 and Ms. Rahman has managed the Portfolio since January 2014.

In addition, effective immediately, disclosure concerning the portfolio managers of the Portfolios in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Global Advantage® Strategy Bond	Andrew Balls	10/11	Deputy CIO and Managing Director, PIMCO. He joined PIMCO in 2006 and is a member of the Investment Committee and head of European portfolio management. Prior to joining PIMCO, he spent eight years at the Financial Times, most recently as editor of the U.S. Lex column and as chief economics correspondent in Washington, D.C.
PIMCO Emerging Markets Bond	Michael Gomez	4/14	Managing Director, PIMCO. He has been a member of the emerging markets team since joining PIMCO in 2003. Prior to joining PIMCO, he was associated with Goldman Sachs where he was responsible for proprietary trading of bonds issued by Latin American countries. Mr. Gomez joined Goldman Sachs in July 1999.
PIMCO Global Advantage® Strategy Bond	Lupin Rahman	1/14	Executive Vice President, PIMCO. Ms. Rahman joined PIMCO in 2008 and is an emerging markets portfolio manager specializing in sovereign credit, monetary and foreign exchange policy analysis.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_041114

PIMCO Variable Insurance Trust

Supplement Dated April 11, 2014 to the

PIMCO Emerging Markets Bond Portfolio Administrative Class Prospectus,

PIMCO Emerging Markets Bond Portfolio Institutional Class Prospectus and

PIMCO Emerging Markets Bond Portfolio Advisor Class Prospectus,

each dated April 30, 2013, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Emerging Markets Bond Portfolio

(the “Portfolio”)

Effective immediately, the Portfolio’s portfolio will be managed by Michael Gomez. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is managed by Michael Gomez. Mr. Gomez is a Managing Director of PIMCO and he has managed the Portfolio since April 2014.

In addition, effective immediately, the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Emerging Markets Bond	Michael Gomez	4/14

Managing Director, PIMCO. He has been a member of the emerging markets team since joining PIMCO in 2003. Prior to joining PIMCO, he was associated with Goldman Sachs where he was responsible for proprietary trading of bonds issued by Latin American countries. Mr. Gomez joined Goldman Sachs in July 1999.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_041114

PIMCO Variable Insurance Trust

Supplement Dated April 11, 2014 to the

PIMCO Global Advantage® Strategy Bond Portfolio Administrative Class Prospectus,

PIMCO Global Advantage® Strategy Bond Portfolio Institutional Class Prospectus and

PIMCO Global Advantage® Strategy Bond Portfolio Advisor Class Prospectus,

each dated April 30, 2013, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Global Advantage® Strategy Bond Portfolio

(the “Portfolio”)

Effective immediately, the Portfolio’s portfolio will be jointly managed by Andrew Balls and Lupin Rahman. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Andrew Balls and Lupin Rahman. Mr. Balls is a Deputy CIO and Managing Director of PIMCO. Ms. Rahman is an Executive Vice President of PIMCO. Mr. Balls has managed the Portfolio since October 2011 and Ms. Rahman has managed the Portfolio since January 2014.

In addition, effective immediately, the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Global Advantage® Strategy Bond	Andrew Balls	10/11	Deputy CIO and Managing Director, PIMCO. He joined PIMCO in 2006 and is a member of the Investment Committee and head of European portfolio management. Prior to joining PIMCO, he spent eight years at the Financial Times, most recently as editor of the U.S. Lex column and as chief economics correspondent in Washington, D.C.
	Lupin Rahman	1/14	Executive Vice President, PIMCO. Ms. Rahman joined PIMCO in 2008 and is an emerging markets portfolio manager specializing in sovereign credit, monetary and foreign exchange policy analysis.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_041114

PIMCO Variable Insurance Trust

Supplement dated April 11, 2014 to the

Statement of Additional Information dated April 30, 2013,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Emerging Markets Bond Portfolio and the

PIMCO Global Advantage® Strategy Bond Portfolio

(the “Portfolios”)

Effective immediately, the PIMCO Emerging Markets Bond Portfolio’s portfolio will be managed by Michael Gomez. In addition, effective immediately, the PIMCO Global Advantage® Strategy Bond Portfolio’s portfolio will be jointly managed by Andrew Balls and Lupin Rahman.

Therefore, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI with respect to Andrew Balls and Lupin Rahman. With respect to Michael Gomez, the following is added to the table:

	Total Number of Other Accounts	Total Assets of All Other Accounts (in $ millions)	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee (in $ millions)
Mr. Gomez[15]
Registered Investment Companies	7	24,610.35	0	0
Pooled Investment Vehicles	30	26,114.84	0	0
Other Accounts	25	12,967.65	1	481.02

[15]	Mr. Gomez manages the PIMCO Emerging Markets Bond Portfolio, which, as of December 31, 2013, had $301.9 million in assets under management.

In addition, effective immediately, the following sentence is added to the end of the paragraph immediately preceding the above table:

Effective April 11, 2014, the PIMCO Emerging Markets Bond Portfolio’s portfolio is managed by Michael Gomez. In addition, effective April 11, 2014, the PIMCO Global Advantage® Strategy Bond Portfolio’s portfolio is jointly managed by Andrew Balls and Lupin Rahman.

Additionally, effective immediately, corresponding changes are made in the table in the “Portfolio Managers—Securities Ownership” section of the SAI.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP4_041114